Financial income (expense), net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Financial income (expense), net
Interest income	$ 166	$ 135	$ 397	$ 470
Interest expense:
Interest expense	(5,001)	(5,388)	(15,081)	(16,871)
Amortization and gain (loss) on cash flow hedge	(67)	(24)	(169)	(136)
Commitment fees	(506)	(35)	(976)	(103)
Amortization of debt issuance cost	(572)	(567)	(5,214)	(1,737)
Interest expense	(6,146)	(6,014)	(21,440)	(18,847)
Other items, net:
Foreign exchange gain (loss)	(18)	(157)	(41)	56
Bank charges, fees and other	(391)	(93)	(499)	(219)
Withholding tax on interest expense and other	(573)	(596)	(1,753)	(1,817)
Total other items, net	(982)	(846)	(2,293)	(1,980)
Total financial income (expense), net	(6,962)	$ (6,725)	(23,336)	$ (20,357)
Interest expense	$ 385,000		$ 385,000